BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2012
Business Combination, Description [Abstract]
Amounts of Acquired Identifiable Assets and Liabilities

The amounts of the acquired identifiable assets and liabilities as of the acquisition date were as follows (dollars in thousands):

Purchase price
Cash	$9,100
Total purchase price	9,100
Identifiable assets:
Cash	125,243
Loans, leases and interest receivable	46,118
Core deposit intangible	2,402
Personal and real property	7,481
Other assets	95
Total assets	181,339
Liabilities and equity:
Deposits and interest payable	179,196
Other liabilities	1,703
Total liabilities	180,899
Net assets acquired	$440
Goodwill resulting from acquisition	$8,660

Outstanding Principal Balance and Carrying Amount of Loans Included in Consolidated Balance Sheet

The outstanding principal balance and the carrying amount of these loans included in the consolidated balance sheet at December 31, 2012 were as follows (dollars in thousands):

Outstanding principal balance	$19,145
Carrying amount	18,853